Operating Leases - Additional Information (Details) - Options	1 Months Ended		6 Months Ended
	Sep. 30, 2025	Jul. 31, 2025	Jun. 30, 2025
Windsor Knutsen
Operating Leases
Fixed term of contract			2 years
Bodil Knutsen
Operating Leases
Option to extend term			one-year
Number of options to extend two year periods			2
Current time charter expiration year			2029
Fortaleza Knutsen
Operating Leases
Current time charter expiration year			2026
Recife Knutsen
Operating Leases
Current time charter expiration year			2026
Carmen Knutsen
Operating Leases
Fixed term of contract			4 years
Option to extend term			one
Current time charter expiration year			2026
Hilda Knutsen
Operating Leases
Fixed term of contract			1 year
Torill Knutsen
Operating Leases
Option to extend term			one-year
Number of options to extend one year periods			3
Current time charter expiration year			2027
Ingrid Knutsen
Operating Leases
Option to extend term			one-year
Number of options to extend one year periods			2
Current time charter expiration year			2026
Raquel Knutsen
Operating Leases
Current time charter expiration year			2028
Time charter expiration year under options to extend			2030
Tordis Knutsen
Operating Leases
Option to extend term			one-year
Number of options to extend one year periods			3
Current time charter expiration year			2028
Vigdis Knutsen
Operating Leases
Option to extend term			two years
Current time charter expiration year			2027
Bareboat charter extended expiration Year			2030
Lena Knutsen
Operating Leases
Option to extend term			one-year
Number of options to extend one year periods			3
Current time charter expiration year			2028
Anna Knutsen
Operating Leases
Option to extend term			one-year
Number of options to extend one year periods			1
Current time charter expiration year			2026
Anna Knutsen | Vessel
Operating Leases
Fixed term of contract			1 year
Option to extend term			one-year
Number of options to extend one year periods			3
Brasil Knutsen
Operating Leases
Time charter expiration year under options to extend			2025
Tove Knutsen
Operating Leases
Current time charter expiration year			2027
Time charter expiration year under options to extend			2040
Synnve Knutsen
Operating Leases
Current time charter expiration year			2027
Tuva Knusten
Operating Leases
Current time charter expiration year			2026
Time charter expiration year under options to extend			2036
Live Knutsen
Operating Leases
Option to extend term			six
Current time charter expiration year			2026
Subsequent event | Brasil Knutsen
Operating Leases
Option to extend term	one-year
Number of options to extend one year periods	2
Current time charter expiration year	2027
Subsequent event | Daqing Knutsen
Operating Leases
Current time charter expiration year		2027
Time charter expiration year under options to extend		2032